 CoroWare acknowledges that it is solely responsible for the accuracy and adequacy of the disclosures in the Pre-14C filings. Any comments or changes made to the disclosures in the filing as a result of SEC staff comments do not foreclose the SEC from taking any future action with respect to the filing. In addition, the company may not and will not assert staff comments as a defense in any proceeding initiated by the SEC or any other person under federal securities laws of the United States.

By: /s/Lloyd T Spencer
Lloyd T Spencer, CEO of CoroWare

Dated: June 4, 2012